Concentrations of Risk (Details) - MSGE SPINCO, INC [Member]	12 Months Ended
Jun. 30, 2022 employees
Concentration Risk [Line Items]
Entity Number of Employees	4,200
Labor Force Concentration Risk [Member] | Workforce Subject to Collective-Bargaining Arrangements [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	63.00%
Labor Force Concentration Risk [Member] | Workforce Subject to Collective-Bargaining Arrangements Expiring within One Year [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	47.00%
Labor Force Concentration Risk [Member] | Workforce Subject To Collective Bargaining Arrangements Expired [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	7.00%